Derivatives Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives (Textual) [Abstract]
Certain derivatives combined for designation as a hedge on a single instrument	$ 1,900,000,000	$ 4,700,000,000
Derivative assets subject to enforceable master netting arrangements	59,800,000,000	68,900,000,000
Derivative liabilities subject to enforceable master netting arrangements	66,100,000,000	75,800,000,000
Valuation adjustments for derivative assets	236,000,000	352,000,000
Valuation adjustments for derivative liabilities	67,000,000	68,000,000
Cash collateral netted against derivative assets	4,300,000,000	5,000,000,000
Cash collateral netted against derivative liabilities	11,300,000,000	14,500,000,000
Fair Value Asset derivatives, net	15,806,000,000	23,816,000,000
Time value component recognized as net interest income (expense) on forward derivatives excluded from the assessment of hedge effectiveness	(5,000,000)	(9,000,000)	53,000,000
Deferred net gains on derivatives in other comprehensive income	212,000,000
Maximum length of time hedged in cash flow hedge	7 years
Change in value of derivatives excluded from assessment of cash flow hedge effectiveness	0	0	0
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	(2,909,000,000)	3,574,000,000	5,241,000,000
Aggregate fair value of derivatives used for economic hedges net asset (liability)	(531,000,000)	87,000,000
Aggregate fair value of derivative loan commitments net asset (liability)	(26,000,000)	497,000,000
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	14,300,000,000	16,200,000,000
Collateral for derivative instruments with credit-risk-related contingent features	12,200,000,000	14,300,000,000
Additional collateral for derivative instruments with credit-risk-related contingent features	2,500,000,000	1,900,000,000
Derivative assets not subject to enforceable master netting arrangements	12,900,000,000	17,000,000,000
Derivative liabilities not subject to enforceable master netting arrangements	7,300,000,000	7,300,000,000
Trading assets [Member]
Derivatives (Textual) [Abstract]
Fair Value Asset derivatives, net	14,400,000,000	18,300,000,000
Other Assets [Member]
Derivatives (Textual) [Abstract]
Fair Value Asset derivatives, net	$ 1,400,000,000	$ 5,500,000,000